Interest-Bearing Borrowings - Schedule of Repurchase the Financial Assets at the Transaction’s Maturity (Details) - CNY (¥)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2025
Schedule of Repurchase the Financial Assets at the Transaction’s Maturity [Line Items]
Total repurchase agreements		¥ 1,669,232,250	¥ 2,766,434,386
Funds obtained from financial institutions [Member]
Schedule of Repurchase the Financial Assets at the Transaction’s Maturity [Line Items]
Term	[1]	Within 3 years
Total repurchase agreements	[1]	¥ 1,663,401,923	2,723,216,185
Interest payable to financial institutions [Member]
Schedule of Repurchase the Financial Assets at the Transaction’s Maturity [Line Items]
Total repurchase agreements	[1]	¥ 5,830,327	¥ 43,218,201
Minimum [Member] | Funds obtained from financial institutions [Member]
Schedule of Repurchase the Financial Assets at the Transaction’s Maturity [Line Items]
Fixed interest rate per annum	[1]	8.00%
Maximum [Member] | Funds obtained from financial institutions [Member]
Schedule of Repurchase the Financial Assets at the Transaction’s Maturity [Line Items]
Fixed interest rate per annum	[1]	13.80%

[1]	The financial liabilities arising from the VIEs with underlying investments in loans to customers are classified as payable in these consolidated financial statements. It is because the Group has an obligation to pay senior tranches holders upon maturity dates based on the related terms of those consolidated structured funds. As of December 31, 2025, the borrowings from VIEs have principal RMB 578,632,158, bearing interests from 5.1% to 10.2% per year.